UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2485

John Hancock Current Interest
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Money Market Fund

QUARTERLY PORTFOLIO HOLDINGS

12.31.2007

John Hancock
Money Market Fund
Securities owned by the Fund on
December 31, 2007 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer	rate	date	rating (A)	(000)	Value
Commercial paper 52.05%					$176,380,354

(Cost $176,380,354)

Asset Backed - Finance 2.06%					6,996,675

Ranger Funding Co., LLC	5.700%	01-04-08	Tier 1	$7,000	6,996,675

Asset Backed - Others 3.83%					12,981,003

Old Line Funding, LLC	5.800	01-02-08	Tier 1	8,000	7,998,711
Old Line Funding, LLC	5.150	01-09-08	Tier 1	4,988	4,982,292

Asset Backed - Loan Receivables 2.36%					7,997,644

Govco, LLC	5.300	01-03-08	Tier 1	8,000	7,997,644

Asset Backed - Trade & Term Receivables 0.32%					1,098,876

Barton Capital Corp.	4.600	01-09-08	Tier 1	1,100	1,098,876

Automobiles - Parts & Equipment 0.94%					3,195,111

Autoliv, Inc.	5.500	01-11-08	Tier 2	3,200	3,195,111

Banks - Foreign 12.89%					43,661,057

Abbey National Plc	4.380	02-28-08	Tier 1	10,000	9,929,433
Bank of Montreal	5.250	01-04-08	Tier 1	10,000	9,995,625
Barclays Bank Plc	5.150	01-24-08	Tier 1	3,200	3,189,471
Deutsche Bank AG	4.590	01-02-08	Tier 1	10,000	9,998,725
Royal Bank of Canada	4.300	01-30-08	Tier 1	4,600	4,584,066
Societe General Group N.A., Inc.	5.060	02-13-08	Tier 1	6,000	5,963,737

Chemicals 2.36%					7,980,198

BASF AG	5.380	01-10-08	Tier 1	3,000	2,995,965
BASF AG	4.730	01-25-08	Tier 1	5,000	4,984,233

Diversified Financial Services 2.24%					7,592,044

General Electric Capital Corp.	4.500	01-03-08	Tier 1	1,612	1,611,597
IBM Corp.	4.190	01-29-08	Tier 1	6,000	5,980,447

Finance 0.41%					1,373,590

Principal Life Insurance	4.800	01-25-08	Tier 1	1,378	1,373,590

Finance - Auto Loans 2.19%					7,426,875

Toyota Motor Credit Corp.	4.500	03-19-08	Tier 1	7,500	7,426,875

John Hancock
Money Market Fund
Securities owned by the Fund on
December 31, 2007 (unaudited)

Food 8.17%					27,670,766

Cargill, Inc.	5.000	02-06-08	Tier 1	5,000	4,975,000
Cargill, Inc.	4.900	02-28-08	Tier 1	1,717	1,703,445
Cargill, Inc.	4.800	02-29-08	Tier 1	4,103	4,070,723
Kraft Foods, Inc.	5.260	01-08-08	Tier 2	3,000	2,996,932
Nestle SA	4.250	02-12-08	Tier 1	8,000	7,960,333
Nestle SA	4.280	02-20-08	Tier 1	6,000	5,964,333

Investment Banking & Brokerage 12.52%					42,417,048

Goldman Sachs Group, Inc.	4.770	01-31-08	Tier 1	10,000	9,960,250
JPMorgan Chase & Co.	4.750	02-12-08	Tier 1	1,519	1,510,582
Lehman Brothers Holdings, Inc.	4.250	01-02-08	Tier 1	10,000	9,998,820
Merrill Lynch & Co., Inc.	5.350	01-02-08	Tier 1	7,000	6,998,960
UBS Finance Delaware LLC	5.035	01-15-08	Tier 1	6,000	5,988,252
UBS Financial Services, Inc.	4.370	02-11-08	Tier 1	8,000	7,960,184

Medical - Health Maintenance Organization 0.88%					2,999,092

Wellpoint, Inc.	5.450	01-03-08	Tier 2	3,000	2,999,092

Retail - Drug Stores 0.88%					2,990,375

CVS Corp.	5.250	01-23-08	Tier 2	3,000	2,990,375

	Interest	Maturity	Credit	Par value
Issuer	rate	date	rating (A)	(000)	Value
Corporate interest-bearing obligations 43.50%					$147,384,329

(Cost $147,384,329)

Asset Backed - Auto Loan 2.08%					7,038,852

Capital Auto Receivables Asset Trust	5.672%	09-25-08	Tier 1	455,799	455,799
Capital Auto Receivables Asset Trust (S)	5.605	08-15-08	Tier 1	1,140,073	1,140,073
Capital Auto Receivables Asset Trust (S)	5.264	09-15-08	Tier 1	1,803,735	1,803,735
Ford Credit Auto Owner Trust (S)	5.292	10-15-08	Tier 1	1,173,266	1,173,266
Honda Auto Receivables Owners Trust	5.565	04-15-08	Tier 1	288,014	288,014
Hyundai Auto Receivables Trust	5.290	10-15-08	Tier 1	736,228	736,228
Nissan Auto Receivables Owner Trust	5.264	10-15-08	Tier 1	1,441,737	1,441,737

Banks - Foreign 3.01%					10,213,276

Abbey National Treasury Services Plc (P)	4.780	09-30-08	Tier 1	2,520	2,519,180
Credit Suisse USA, Inc.	4.625	01-15-08	Tier 1	1,500	1,499,510
Societe General Group N.A., Inc. (P)	4.815	03-26-08	Tier 1	6,200	6,194,586

John Hancock
Money Market Fund
Securities owned by the Fund on
December 31, 2007 (unaudited)

Banks - U.S. 6.17%					20,895,416

Bank of America Corp. (P)	5.084	07-25-08	Tier 1	1,610	1,610,089
Bank of America Corp.	3.875	01-15-08	Tier 1	2,390	2,388,819
Bank of New York Mellon (The)	3.800	02-01-08	Tier 1	2,805	2,802,054
Bank One Corp.	2.625	06-30-08	Tier 1	1,000	988,357
FleetBoston Financial Corp.	3.850	02-15-08	Tier 1	4,500	4,494,143
U.S. Bank NA	4.125	03-17-08	Tier 1	2,600	2,595,626
Wachovia Bank NA (P)	4.848	06-27-08	Tier 1	1,410	1,410,130
Wells Fargo & Company (P)	5.186	03-10-08	Tier 1	2,611	2,611,772
Wells Fargo & Company	4.125	03-10-08	Tier 1	1,000	998,076
Wells Fargo & Company	3.500	04-04-08	Tier 1	1,000	996,350

Diversified Financial Services 7.40%					25,067,059

Citigroup, Inc. (P)	5.409	05-02-08	Tier 1	1,200	1,200,011
Citigroup, Inc. (P)	5.191	03-07-08	Tier 1	5,000	4,999,851
Citigroup, Inc.	3.500	02-01-08	Tier 1	3,000	2,995,552
General Electric Capital Corp. (P)	5.025	05-19-08	Tier 1	450	449,883
General Electric Capital Corp.	4.250	01-15-08	Tier 1	2,292	2,291,301
General Electric Capital Corp.	4.125	03-04-08	Tier 1	5,000	4,990,252
IBM Corp.	3.800	02-01-08	Tier 1	8,150	8,140,209

Finance 1.31%					4,454,876

Principal Life Insurance (S)	3.625	04-30-08	Tier 1	4,475	4,454,876

Finance - Auto Loans 2.66%					8,995,328

American Honda Finance Corp. (P)(S)	5.213	07-07-08	Tier 1	$5,000	4,998,690
American Honda Finance Corp. (P)(S)	4.959	05-12-08	Tier 1	1,500	1,500,166
American Honda Finance Corp. (S)	4.250	03-11-08	Tier 1	2,500	2,496,472

Finance - Consumer Loans 4.51%					15,285,370

John Deere Capital Corp. (P)	5.271	06-10-08	Tier 1	7,300	7,301,564
John Deere Capital Corp.	4.500	08-25-08	Tier 1	3,000	2,986,011
John Deere Capital Corp.	3.900	01-15-08	Tier 1	5,000	4,997,795

Finance - Credit Card 1.33%					4,500,000

American Express Co. (P)	5.277	09-17-08	Tier 1	4,500	4,500,000

Machinery - Construction & Mining 1.32%					4,474,400

Caterpillar Financial Services Corp. (P)	4.939	02-11-08	Tier 1	3,000	2,998,684
Caterpillar Financial Services Corp.	2.700	07-15-08	Tier 1	1,494	1,475,716

Investment Banking & Brokerage 4.53%					15,352,317

Bear Stearns Co., Inc.	4.000	01-31-08	Tier 1	2,666	2,662,854
Goldman Sachs Group, Inc.	4.125	01-15-08	Tier 1	1,100	1,099,526
JPMorgan Chase & Co. (P)	5.154	01-25-08	Tier 1	6,254	6,254,351
JPMorgan Chase & Co. (P)	4.000	02-01-08	Tier 1	1,000	999,108
Lehman Brothers Holdings, Inc.	4.000	01-22-08	Tier 1	4,340	4,336,478

Retail 2.77%					9,392,697

Wal-Mart Stores, Inc. (P)	4.891	06-16-08	Tier 1	9,395	9,392,697

John Hancock
Money Market Fund
Securities owned by the Fund on
December 31, 2007 (unaudited)

Telecommunication Services 6.41%					21,714,738

AT&T, Inc. (P)	4.959	05-15-08	Tier 1	5,798	5,798,461
BellSouth Corp. (P)	4.969	08-15-08	Tier 1	2,275	2,272,976
Verizon Communications, Inc.	4.000	01-15-08	Tier 1	13,650	13,643,301

	Interest	Maturity	Credit	Par value
Issuer	rate	date	rating (A)	(000)	Value
U.S. government obligations 4.21%					$14,275,000

(Cost $14,275,000)

Government - U.S. Agencies 4.21%					14,275,000

Federal Home Loan Bank	4.550%	11-28-08	Tier 1	$7,500	7,500,000
Federal Home Loan Bank	4.550	12-04-08	Tier 1	1,775	1,775,000
Federal Home Loan Bank	4.400	01-13-09	Tier 1	5,000	5,000,000

Total investments (Cost $338,039,683) 99.78%					$338,039,683

Other assets and liabilities, net 0.22%					$740,895

Total net assets 100.00%					$338,780,578

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
Money Market Fund
Notes to Schedule of Investments
December 31, 2007 (unaudited)

(A) Quality ratings are unaudited and indicate the categories of eligible securities, as defined by Rule 2a-7 of the Investment Company Act of 1940, owned by the Fund.

(P) Variable rate obligation. The coupon rate shown represents the rate at end of period.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $17,567,278 or 5.19% of the Fund's net assets as of December 31, 2007.

The cost of investments owned on December 31, 2007, including short-term investments, was $338,039,683.

Notes to Schedule of Investments - Page 1

Notes to portfolio of investments

Security valuation

Securities in the Fund’s portfolio are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund. Interest income is accrued daily and included in interest receivable.

Notes to Schedule of Investments - Page 2

For more information

Trustees
James F. Carlin, *Interim Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature
Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Money Market Fund.

440Q3 12/07
2/08

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Current Interest

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: February 28, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: February 28, 2008